Share-Based Compensation and Warrants (Details) - Equity Option [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding - beginning	7,109	8,609	8,609
Weighted average exercise price - beginning	$ 372	$ 518	$ 518
Weighted average contractural term	2 years 7 months 2 days	4 years 4 months 20 days	2 years 7 months 2 days	6 years 5 months 19 days
Number of shares, granted
Weighted average exercise price, granted
Number of shares, exercised
Weighted average exercise price, exercised
Number of shares, forfeited
Weighted average exercise price, forfeited		$ 0
Shares outstanding - ending	7,109	8,609	7,109	8,609
Weighted average exercise price - ending	$ 372	$ 394	$ 372	$ 518